Cover	Aug. 03, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2021
Entity File Number	000-20191
Entity Registrant Name	INTRUSION INC.
Entity Central Index Key	0000736012
Entity Tax Identification Number	75-1911917
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	101 East Park Blvd, Suite 1200
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75074
City Area Code	415
Local Phone Number	845-9964
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	INTZ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	101 East Park Blvd, Suite 1300